INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INVESTMENTS
Schedule of investments by major class, at amortized cost and fair value

The following table shows the composition of our investment portfolio by major class, at amortized cost and fair value, as of March 31, 2022 (together with the corresponding percentage of the fair value of our total portfolio of investments):

	Investments at	Percentage of	Investments at	Percentage of
	Amortized Cost	Amortized Cost	Fair Value	Fair Value
Short-term Non-banking Loans	$18,080,750	90.6%	$18,075,000	90.0%
Preferred Stock	1,050,000	5.3	1,200,000	5.9
Warrants	679	—	—	—
Other Equity	812,500	4.1	812,500	4.1
Total	$19,943,929	100.0%	$20,087,500	100.0%

The following table shows the composition of our investment portfolio by major class, at amortized cost and fair value, as of December 31, 2021 (together with the corresponding percentage of the fair value of our total portfolio of investments):

	Investments at	Percentage of	Investments at	Percentage of
	Amortized Cost	Amortized Cost	Fair Value	Fair Value
Short-term Non-banking Loans	$11,655,750	83.7%	$11,650,000	82.6%
Preferred Stock	1,050,000	7.5	1,200,000	8.5
Common Stock	414,128	3.0	436,175	3.1
Warrants	679	—	—	—
Other Equity	812,500	5.8	812,500	5.8
Total	$13,933,057	100.0%	$14,098,675	100.0%

The following table shows the composition of our investment portfolio by major class, at amortized cost and fair value, as of December 31, 2021 (together with the corresponding percentage of total portfolio investments):

	As of December 31, 2021
	Investments at	Percentage of	Investments at	Percentage of
	Amortized Cost	Amortized Cost	Fair Value	Fair Value
Short-term Non-banking Loans	$11,655,750	83.7%	$11,650,000	82.6%
Preferred Stock	1,050,000	7.5	1,200,000	8.5
Common Stock	414,128	3.0	436,175	3.1
Warrants	679	—	—	—
Other Equity	812,500	5.8	812,500	5.8
Total	$13,933,057	100.0%	$14,098,675	100.0%

The following table shows the composition of our investment portfolio by major class, at amortized cost and fair value, as of December 31, 2020 (together with the corresponding percentage of total portfolio investments):

	As of December 31, 2020
	Investments at	Percentage of	Investments at	Percentage of
	Amortized Cost	Amortized Cost	Fair Value	Fair Value
Short-term Non-banking Loans	$2,789,000	56.2%	$2,789,000	41.8%
Preferred Stock	150,000	3.0	300,000	4.5
Common Stock	1,750,000	35.2	3,300,000	49.5
Warrants	679	—	—	—
Other Equity	278,897	5.6	278,897	4.2
Total	$4,968,576	100.0%	$6,667,897	100.0%

Schedule of investments by industry grouping, based on fair value

The following table shows the composition of our investment portfolio by industry grouping, based on fair value as of March 31, 2022:

	As of March 31, 2022
	Investments at	Percentage of
	Fair Value	Fair Value
Consumer	$4,862,500	24.2%
Financial	4,025,000	20.0
Information Technology	300,000	1.5
Real Estate	10,900,000	54.3
Total	$20,087,500	100.0%

The following table shows the composition of our investment portfolio by industry grouping, based on fair value as of December 31, 2021:

	As of December 31, 2021
	Investments at	Percentage of
	Fair Value	Fair Value
Consumer	$2,362,500	16.8%
Financial	3,836,175	27.2
Information Technology	300,000	2.1
Real Estate	7,600,000	53.9
Total	$14,098,675	100.0%

The following table shows the composition of our investment portfolio by industry grouping, based on fair value as of December 31, 2021:

	As of December 31, 2021
	Investments at	Percentage of
	Fair Value	Fair Value
Consumer	$2,362,500	16.8%
Financial	3,836,175	27.2
Information Technology	300,000	2.1
Real Estate	7,600,000	53.9
Total	$14,098,675	100.0%

The following table shows the composition of our investment portfolio by industry grouping, based on fair value as of December 31, 2020:

	As of December 31, 2020
	Investments at	Percentage of
	Fair Value	Fair Value
Consumer	$3,700,000	55.5%
Financial	900,000	13.5
Information Technology	300,000	4.5
Leisure & Hospitality	278,897	4.2
Real Estate	1,489,000	22.3
Total	$6,667,897	100.0%